Quarterly Financial Data (unaudited) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Revenues	$ 3,571,000,000	$ 3,302,000,000	$ 3,369,000,000	$ 3,763,000,000	$ 3,363,000,000	$ 2,943,000,000	$ 3,001,000,000	$ 3,513,000,000	$ 14,005,000,000	$ 12,820,000,000	$ 12,381,000,000
Segment OIBDA	808,000,000	834,000,000	848,000,000	845,000,000	774,000,000	800,000,000	808,000,000	732,000,000	3,335,000,000	3,114,000,000	2,778,000,000
Operating income (loss)	715,000,000	764,000,000	775,000,000	771,000,000	676,000,000	727,000,000	730,000,000	645,000,000	3,025,000,000	2,778,000,000	2,423,000,000
Restructuring charges									(20,000,000)	(19,000,000)	(42,000,000)
Impairment charges									0	(11,000,000)	0
Depreciation and amortization	(73,000,000)	(70,000,000)	(73,000,000)	(74,000,000)	(79,000,000)	(73,000,000)	(78,000,000)	(76,000,000)	(290,000,000)	(306,000,000)	(313,000,000)
Net earnings (loss) from continuing operations	422,000,000	431,000,000	435,000,000	450,000,000	375,000,000	362,000,000	402,000,000	369,000,000	1,738,000,000	1,508,000,000	1,263,000,000
Net earnings (loss)	470,000,000	494,000,000	472,000,000	443,000,000	393,000,000	391,000,000	427,000,000	363,000,000	1,879,000,000	1,574,000,000	1,305,000,000
Basic net earnings (loss) per common share:
Basic net earnings (loss) from continuing operations (in dollars per share)	$ 0.70	$ 0.71	$ 0.71	$ 0.72	$ 0.59	$ 0.57	$ 0.62	$ 0.57	$ 2.86	$ 2.35	$ 1.90
Basic net earnings (loss) per common share (in dollars per share)	$ 0.78	$ 0.82	$ 0.78	$ 0.71	$ 0.62	$ 0.61	$ 0.66	$ 0.56	$ 3.09	$ 2.45	$ 1.97
Diluted net earnings (loss) per common share:
Diluted net earnings (loss) from continuing operations (in dollars per share)	$ 0.69	$ 0.70	$ 0.70	$ 0.71	$ 0.58	$ 0.55	$ 0.61	$ 0.55	$ 2.79	$ 2.29	$ 1.85
Diluted net earnings (loss) per common share (in dollars per share)	$ 0.76	$ 0.80	$ 0.76	$ 0.69	$ 0.60	$ 0.60	$ 0.65	$ 0.54	$ 3.01	$ 2.39	$ 1.92
Weighted average number of common shares outstanding:
Basic weighted average number of common shares outstanding	599	603	609	621	634	640	646	650	608	642	664
Diluted weighted average number of common shares outstanding	615	618	624	638	650	656	661	667	624	659	681
Dividends per common share (in dollars per share)	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.10	$ 0.10	$ 0.48	$ 0.44	$ 0.35
Operating Segments [Member] | Entertainment Segment [Member]
Quarterly Financial Data [Line Items]
Revenues	2,214,000,000	1,884,000,000	2,008,000,000	2,539,000,000	1,989,000,000	1,680,000,000	1,707,000,000	2,318,000,000	8,645,000,000	7,694,000,000	7,457,000,000
Segment OIBDA	418,000,000	431,000,000	429,000,000	480,000,000	328,000,000	384,000,000	426,000,000	411,000,000	1,758,000,000	1,549,000,000	1,431,000,000
Operating income (loss)	368,000,000	394,000,000	391,000,000	440,000,000	280,000,000	346,000,000	385,000,000	370,000,000	1,593,000,000	1,381,000,000	1,231,000,000
Restructuring charges									(12,000,000)	(7,000,000)
Depreciation and amortization									(153,000,000)	(161,000,000)	(160,000,000)
Operating Segments [Member] | Cable Networks Segment [Member]
Quarterly Financial Data [Line Items]
Revenues	477,000,000	596,000,000	518,000,000	478,000,000	438,000,000	436,000,000	446,000,000	452,000,000	2,069,000,000	1,772,000,000	1,621,000,000
Segment OIBDA	199,000,000	261,000,000	207,000,000	231,000,000	185,000,000	227,000,000	190,000,000	209,000,000	898,000,000	811,000,000	707,000,000
Operating income (loss)	193,000,000	255,000,000	202,000,000	227,000,000	176,000,000	221,000,000	184,000,000	204,000,000	877,000,000	785,000,000	684,000,000
Restructuring charges									(1,000,000)
Depreciation and amortization									(20,000,000)	(26,000,000)	(23,000,000)
Operating Segments [Member] | Publishing Segment [Member]
Quarterly Financial Data [Line Items]
Revenues	225,000,000	224,000,000	189,000,000	171,000,000	215,000,000	210,000,000	189,000,000	176,000,000	809,000,000	790,000,000	787,000,000
Segment OIBDA	37,000,000	43,000,000	21,000,000	12,000,000	31,000,000	39,000,000	9,000,000	10,000,000	113,000,000	89,000,000	92,000,000
Operating income (loss)	35,000,000	41,000,000	20,000,000	10,000,000	27,000,000	38,000,000	7,000,000	8,000,000	106,000,000	80,000,000	83,000,000
Restructuring charges									(1,000,000)	(3,000,000)
Depreciation and amortization									(6,000,000)	(6,000,000)	(7,000,000)
Operating Segments [Member] | Local Broadcasting Segment [Member]
Quarterly Financial Data [Line Items]
Revenues	719,000,000	641,000,000	698,000,000	638,000,000	787,000,000	661,000,000	704,000,000	622,000,000	2,696,000,000	2,774,000,000	2,689,000,000
Segment OIBDA	263,000,000	181,000,000	255,000,000	199,000,000	325,000,000	213,000,000	248,000,000	171,000,000	898,000,000	957,000,000	849,000,000
Operating income (loss)	236,000,000	161,000,000	234,000,000	176,000,000	295,000,000	190,000,000	225,000,000	138,000,000	807,000,000	848,000,000	750,000,000
Restructuring charges									(5,000,000)	(8,000,000)
Depreciation and amortization									(86,000,000)	(90,000,000)	(99,000,000)
Corporate [Member]
Quarterly Financial Data [Line Items]
Segment OIBDA	(109,000,000)	(82,000,000)	(64,000,000)	(77,000,000)	(95,000,000)	(63,000,000)	(65,000,000)	(69,000,000)	(332,000,000)	(292,000,000)	(301,000,000)
Operating income (loss)	(117,000,000)	(87,000,000)	(72,000,000)	(82,000,000)	(102,000,000)	(68,000,000)	(71,000,000)	(75,000,000)	(358,000,000)	(316,000,000)	(325,000,000)
Restructuring charges									(1,000,000)	(1,000,000)
Depreciation and amortization									(25,000,000)	(23,000,000)	(24,000,000)
Corporate And Eliminations [Member]
Quarterly Financial Data [Line Items]
Revenues	(64,000,000)	(43,000,000)	(44,000,000)	(63,000,000)	(66,000,000)	(44,000,000)	(45,000,000)	(55,000,000)	(214,000,000)	(210,000,000)	(173,000,000)
Segment reconciling items [Member]
Quarterly Financial Data [Line Items]
Restructuring charges	(20,000,000)	0	0	0	(19,000,000)	0	0	0	(20,000,000)	(19,000,000)	(42,000,000)
Impairment charges					0	0	0	(11,000,000)	0	(11,000,000)	0
Intersegment Eliminations [Member]
Quarterly Financial Data [Line Items]
Revenues									(225,000,000)	(222,000,000)	(181,000,000)
Intersegment Eliminations [Member] | Entertainment Segment [Member]
Quarterly Financial Data [Line Items]
Revenues									(208,000,000)	(203,000,000)	(160,000,000)
Intersegment Eliminations [Member] | Cable Networks Segment [Member]
Quarterly Financial Data [Line Items]
Revenues									0	0	(1,000,000)
Intersegment Eliminations [Member] | Local Broadcasting Segment [Member]
Quarterly Financial Data [Line Items]
Revenues									$ (17,000,000)	$ (19,000,000)	$ (20,000,000)